Long-term Debt - Information Per Loan 2 (Details) $ in Thousands	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Aug. 06, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 20, 2013 USD ($)
ABN $87,458 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date			Aug. 01, 2013
Maximum borrowing capacity			$ 34,458
Frequency of payments			quarterly
Vessels provided as collateral			The ABN AMRO $87,458 Facility is secured by a first-priority ship mortgage over the Obelix, Maiden Voyage, Big Bang, Strange Attractor, Big Fish and Pantagruel vessels
Number of loan tranches			2
Deutsche Bank $85,000 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date			May 20, 2014
Maximum borrowing capacity			$ 85,000
Repayment period			5 years
Number of installments			19
Frequency of payments			quarterly
Vessels provided as collateral			The Deutsche Bank $85,000 Facility is secured by first priority cross-collateralized ship mortgages on the Magnum Opus, Peloreus and Leviathan vessls
Frequency of payments and payment terms			Each loan is subject to 19 quarterly amortization payments equal to 1/60th of the loan amount, with the 20th payment equal to the remaining amount outstanding on the loan
HSBC $86,600 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date			Jun. 16, 2014
Amount drawn down	$ 86,600
Maximum borrowing capacity			$ 86,600
Expiration date			May 31, 2019
Number of installments			20
Frequency of payments			quarterly
Repayment installment			$ 1,555
Balloon installment			$ 55,500
Vessels provided as collateral			The HSBC $86,600 Facility is secured by a first priority mortgage over the Kymopolia, Mercurial Virgo, Pendulum, Amami and Madredeus vessels
HSBC $20,000 Dioriga Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date			Apr. 14, 2014
Maximum borrowing capacity			$ 20,000
Expiration date			Mar. 31, 2019
Number of installments			20
Frequency of payments			quarterly
Repayment installment			$ 350
Balloon installment			$ 13,000
Vessels provided as collateral			The HSBC $20,000 Dioriga Facility is secured by a first priority mortgage over the Tsu Ebisu vessel and general and specific assignments.
CEXIM $57,360 Facility
Long-term debt [Line Items]
Line of Credit Facility, Initiation Date			Jun. 26, 2014
Maximum borrowing capacity			$ 57,360
Repayment period			10 years
Expiration date			Dec. 31, 2015
Number of installments			20
Frequency of payments			semi-annual
Repayment installment			$ 1,147
Balloon installment			$ 5,736
Vessels provided as collateral			The CEXIM $57,360 Facility will be secured by first priority cross-collateralized ship mortgages on the Bruno Marks and Jenmark vessels
Number of loan tranches			2
Number of vessels financed			2
Frequency of payments and payment terms			The first installment being due on the first January 21 or July 21 six months after the delivery of each vessel
Tranche A | ABN $87,458 Facility
Long-term debt [Line Items]
Amount drawn down		$ 20,350
Maximum borrowing capacity			$ 20,350
Expiration date			Sep. 30, 2017
Tranche A | CEXIM $57,360 Facility
Long-term debt [Line Items]
Maximum borrowing capacity			$ 28,680
Tranche B | ABN $87,458 Facility
Long-term debt [Line Items]
Amount drawn down		$ 14,108
Maximum borrowing capacity			$ 14,108
Expiration date			Aug. 31, 2018
Tranche B | CEXIM $57,360 Facility
Long-term debt [Line Items]
Maximum borrowing capacity			$ 28,680
Tranche C | ABN $87,458 Facility
Long-term debt [Line Items]
Amount drawn down				$ 53,000
Maximum borrowing capacity			$ 53,000
Expiration date			Dec. 31, 2018
Maximum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment			$ 550
Balloon installment			12,813
Minimum | ABN $87,458 Facility
Long-term debt [Line Items]
Repayment installment			248
Balloon installment			$ 2,500